Expense Example - AB Global Dynamic Allocation Portfolio - Class B	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	$ 1,118